UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Blueprint Chesapeake Multi-Asset Trend ETF Tailored Shareholder Report

Semi-annual shareholder report December 31, 2025

Blueprint Chesapeake Multi-Asset Trend ETF

Ticker: TFPN (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Blueprint Chesapeake Multi-Asset Trend ETF (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://blueprintip.com/systematic-investing-strategies/exchange-traded-funds/next-generation-liquid-alt-blueprint-chesapeake-multi-asset-trend-etf/. You can also request this information by contacting us at 800-245-7339 or by writing to the Blueprint Chesapeake Multi-Asset Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blueprint Chesapeake Multi-Asset Trend ETF	$126	2.36%

Key Fund Statistics

(as of December 31, 2025)

Fund Size (Thousands)	$127,728
Number of Holdings	410
Total Advisory Fee	$609,575
Portfolio Turnover Rate	35%

Sector Breakdown - Investments (% of Total Net Assets)

(Excludes securities sold short and other financial instruments)

Sector Breakdown - Securities Sold Short (% of Total Net Assets)

(Excludes other financial instruments)

Other Financial Instruments Security Type (% of Total Net Assets)

Percentages are based on total net assets. Cash Equivalents represent short-term investments and other assets in excess of liabilities. Futures Contracts and Foreign Currency Contracts percentages are based on unrealized appreciated (depreciation).

What did the Fund invest in?

(as of December 31, 2025)

Top Ten Holdings	(% of total net assets)
iShares National Muni Bond ETF	3.4
iShares 0-1 Year Treasury Bond ETF	2.8
iShares TIPS Bond ETF	1.6
Vanguard Short-Term Corporate Bond ETF	1.6
AZZ, Inc.	1.4
Lumentum Holdings, Inc.	1.3
Carpenter Technology Corp.	1.3
State Street SPDR Bloomberg Convertible Securities ETF	1.3
Western Digital Corp.	1.3
TKO Group Holdings, Inc. - Class A	1.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://blueprintip.com/systematic-investing-strategies/exchange-traded-funds/next-generation-liquid-alt-blueprint-chesapeake-multi-asset-trend-etf/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

December 31, 2025 (Unaudited)

Tidal Trust II

Blueprint Chesapeake Multi-Asset Trend ETF	| TFPN | NYSE Arca, Inc.

Blueprint Chesapeake Multi-Asset Trend ETF

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 78.4%	Shares	Value
Aerospace & Defense - 5.4%
Boeing Co. (a)	2,249	$488,303
Bombardier, Inc. - Class B (a)	6,105	1,039,954
Embraer SA - ADR	18,919	1,217,816
General Dynamics Corp. (b)	2,686	904,269
Kratos Defense & Security Solutions, Inc. (a) (b)	18,165	1,378,905
L3Harris Technologies, Inc. (b)	3,107	912,122
Northrop Grumman Corp. (b)	1,608	916,898
		6,858,267

Agriculture - 1.2%
Archer-Daniels-Midland Co.	9,750	560,528
Bunge Global SA	5,220	464,998
Vital Farms, Inc. (a)	14,550	464,727
		1,490,253

Apparel - 0.6%
Kering SA	1,502	530,973
LVMH Moet Hennessy Louis Vuitton SE	370	280,283
		811,256

Auto Manufacturers - 0.9%
Bayerische Motoren Werke AG	4,934	539,723
Mercedes-Benz Group AG	9,387	662,248
		1,201,971

Banks - 2.8%
Bank of Nova Scotia (b)	18,768	1,383,014
HDFC Bank Ltd. - ADR	19,782	722,834
NU Holdings Ltd. - Class A (a)	31,511	527,494
Toronto-Dominion Bank (b)	10,055	947,181
		3,580,523

Beverages - 0.9%
Anheuser-Busch InBev SA - ADR	4,417	282,865
Monster Beverage Corp. (a)	10,239	785,024
PepsiCo, Inc.	797	114,385
		1,182,274

Biotechnology - 1.9%
Biogen, Inc. (a)	3,544	623,709
Corteva, Inc. (b)	13,371	896,258
Illumina, Inc. (a)	3,166	415,253
Regeneron Pharmaceuticals, Inc.	596	460,034
		2,395,254

Building Materials - 2.0%
Armstrong World Industries, Inc.	3,736	713,950
Griffon Corp.	5,771	425,034
Martin Marietta Materials, Inc.	1,103	686,794
Vulcan Materials Co.	2,752	784,925
		2,610,703

The accompanying notes are an integral part of these consolidated financial statements.	1

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2025 (Unaudited)

Chemicals - 1.8%
Air Liquide SA	794	149,445
Albemarle Corp.	2,764	390,940
Ecolab, Inc.	3,706	972,899
Mosaic Co.	8,209	197,755
Nutrien Ltd.	8,983	554,431
		2,265,470

Coal - 0.6%
Alpha Metallurgical Resources, Inc. (a)	1,494	298,621
Warrior Met Coal, Inc.	5,744	506,448
		805,069

Commercial Services - 1.3%
Quanta Services, Inc.	1,769	746,624
UL Solutions, Inc.	6,264	493,979
United Rentals, Inc.	525	424,893
		1,665,496

Computers - 3.4%
Cognizant Technology Solutions Corp. - Class A	6,191	513,853
Lumentum Holdings, Inc. (a)	4,582	1,688,879
Rubrik, Inc. - Class A (a)	4,470	341,866
Western Digital Corp. (b)	9,418	1,622,439
Zscaler, Inc. (a)	901	202,653
		4,369,690

Cosmetics & Personal Care - 0.5%
L’Oreal SA	1,338	576,082

Distribution & Wholesale - 0.4%
WW Grainger, Inc.	499	503,516

Diversified Financial Services - 0.4%
Coinbase Global, Inc. - Class A (a)	1,517	343,054
Galaxy Digital, Inc. - Class A (a)	8,318	185,991
		529,045

Electric - 2.0%
NextEra Energy, Inc.	8,968	719,951
Ormat Technologies, Inc.	6,334	699,717
RWE AG	22,359	1,188,510
		2,608,178

Electrical Components & Equipment - 1.4%
AZZ, Inc. (b)	16,194	1,735,673

Electronics - 2.8%
Atmus Filtration Technologies, Inc.	12,726	660,607
Coherent Corp. (a)	3,393	626,246
Keysight Technologies, Inc. (a)	2,548	517,728
nVent Electric PLC	9,126	930,578
TE Connectivity PLC (b)	3,388	770,804
		3,505,963

The accompanying notes are an integral part of these consolidated financial statements.	2

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2025 (Unaudited)

Energy - Alternate Sources - 0.8%
Nextpower, Inc. - Class A (a)	5,756	501,405
Sprott Physical Uranium Trust (a)	27,295	534,251
		1,035,656

Engineering & Construction - 1.8%
Granite Construction, Inc.	5,235	603,857
MasTec, Inc. (a)	3,405	740,145
Vinci SA	6,767	954,101
		2,298,103

Entertainment - 1.2%
TKO Group Holdings, Inc. - Class A (b)	7,171	1,498,739

Environmental Control - 0.1%
PureCycle Technologies, Inc. (a)	18,496	158,881

Food - 0.8%
Hershey Co.	644	117,195
Sysco Corp.	10,717	789,736
Tyson Foods, Inc. - Class A	2,179	127,733
		1,034,664

Healthcare - Products - 2.1%
Danaher Corp.	1,314	300,801
Edwards Lifesciences Corp. (a)	9,616	819,764
IDEXX Laboratories, Inc. (a)	989	669,088
Insulet Corp. (a)	1,502	426,928
Thermo Fisher Scientific, Inc.	779	451,392
		2,667,973

Healthcare - Services - 0.3%
IQVIA Holdings, Inc. (a)	1,933	435,718

Home Builders - 0.1%
D.R. Horton, Inc.	1,193	171,828

Insurance - 1.6%
Arch Capital Group Ltd. (a)	10,528	1,009,846
Prudential Financial, Inc.	9,606	1,084,325
		2,094,171

Internet - 0.2%
Coupang, Inc. (a)	12,112	285,722

Investment Companies - 0.7%
Bitdeer Technologies Group - Class A (a)	7,954	89,164
Cleanspark, Inc. (a)	14,378	145,506
Hive Digital Technologies Ltd. (a)	39,736	102,519
IREN Ltd. (a)	15,434	582,942
		920,131

Iron & Steel - 3.3%
ATI, Inc. (a)	3,794	435,400
Carpenter Technology Corp.	5,322	1,675,579
Cleveland-Cliffs, Inc. (a)	13,937	185,083

The accompanying notes are an integral part of these consolidated financial statements.	3

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2025 (Unaudited)

Nucor Corp.	3,262	532,065
Steel Dynamics, Inc.	3,654	619,170
Vale SA - ADR	53,646	699,007
		4,146,304

Leisure Time - 0.3%
Amer Sports, Inc. (a)	8,479	316,691

Machinery - Construction & Mining - 1.6%
Bloom Energy Corp. - Class A (a)	8,776	762,547
BWX Technologies, Inc.	4,216	728,693
GE Vernova, Inc. (b)	839	548,345
		2,039,585

Machinery - Diversified - 1.9%
AGCO Corp.	3,619	377,534
Crane Co.	3,438	634,070
Rockwell Automation, Inc.	1,426	554,814
Xylem, Inc.	6,399	871,416
		2,437,834

Media - 0.2%
Liberty Media Corp.-Liberty Formula One - Class C (a)	3,150	310,306

Metal Fabricate & Hardware - 2.1%
Advanced Drainage Systems, Inc.	3,060	443,180
RBC Bearings, Inc. (a)	1,695	760,089
Tenaris SA - ADR	12,075	464,284
Valmont Industries, Inc.	2,535	1,019,881
		2,687,434

Mining - 7.6%
Agnico Eagle Mines Ltd. (b)	8,180	1,386,756
Alamos Gold, Inc. - Class A	17,560	677,465
Anglogold Ashanti PLC	14,472	1,234,172
BHP Group Ltd. - ADR	10,854	655,256
Cameco Corp.	5,715	522,865
Centrus Energy Corp. - Class A (a)	4,746	1,152,139
Lundin Mining Corp.	42,145	907,005
MP Materials Corp. (a) (b)	15,317	773,815
NexGen Energy Ltd. (a)	37,542	345,387
Rio Tinto PLC - ADR	10,937	875,288
Southern Copper Corp.	5,134	736,614
Teck Resources Ltd. - Class B	8,080	386,951
		9,653,713

Miscellaneous Manufacturing - 1.3%
Axon Enterprise, Inc. (a)	1,100	624,723
ITT, Inc.	6,296	1,092,419
		1,717,142

Oil & Gas - 2.6%
BP PLC - ADR	21,366	742,041
Devon Energy Corp.	14,865	544,505
EQT Corp.	8,770	470,072
Suncor Energy, Inc.	16,860	747,910

The accompanying notes are an integral part of these consolidated financial statements.	4

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2025 (Unaudited)

TotalEnergies SE	12,025	786,675
		3,291,203

Oil & Gas Services - 0.9%
Halliburton Co.	16,181	457,275
Kodiak Gas Services, Inc.	18,188	680,231
		1,137,506

Packaging & Containers - 0.4%
Crown Holdings, Inc.	4,492	462,541

Pharmaceuticals - 2.0%
CVS Health Corp.	8,683	689,083
GSK PLC - ADR	12,902	632,714
Merck & Co., Inc.	6,458	679,769
Pfizer, Inc.	19,986	497,651
		2,499,217

Pipelines - 0.5%
Golar LNG Ltd.	15,977	594,504

Retail - 1.6%
Ferguson Enterprises, Inc.	2,187	486,892
Restaurant Brands International, Inc.	8,101	552,731
Ross Stores, Inc.	5,776	1,040,489
		2,080,112

Semiconductors - 3.1%
Advanced Micro Devices, Inc. (a)	2,325	497,922
KLA Corp.	517	628,196
Lam Research Corp.	5,257	899,893
Micron Technology, Inc.	3,684	1,051,451
NVIDIA Corp. (b)	4,362	813,513
		3,890,975

Shipbuilding - 0.6%
Huntington Ingalls Industries, Inc.	2,317	787,942

Software - 3.7%
Cadence Design Systems, Inc. (a)	2,324	726,436
Clear Secure, Inc. - Class A	11,376	399,070
Cloudflare, Inc. - Class A (a)	2,587	510,027
Intuit, Inc.	859	569,019
IonQ, Inc. (a)	13,907	624,007
Microsoft Corp. (b)	1,536	742,840
NetEase, Inc. - ADR	4,296	591,215
Snowflake, Inc. (a)	2,363	518,348
		4,680,962

Telecommunications - 1.1%
America Movil SAB de CV - ADR	37,043	765,679
Applied Digital Corp. (a)	13,165	322,806
Motorola Solutions, Inc.	945	362,237
		1,450,722

The accompanying notes are an integral part of these consolidated financial statements.	5

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2025 (Unaudited)

Transportation - 1.8%
C.H. Robinson Worldwide, Inc.	4,522	726,957
Frontline PLC	18,109	395,138
Norfolk Southern Corp. (b)	2,950	851,724
ZIM Integrated Shipping Services Ltd.	14,506	307,962
		2,281,781

Trucking & Leasing - 0.6%
GATX Corp.	4,789	812,214

Water - 1.2%
American Water Works Co., Inc.	1,850	241,425
Essential Utilities, Inc.	15,204	583,226
Veolia Environnement SA	21,406	747,171
		1,571,822
TOTAL COMMON STOCKS (Cost $76,468,748)		100,146,779

EXCHANGE TRADED FUNDS - 14.9%
iShares 0-1 Year Treasury Bond ETF	32,300	3,557,845
iShares Bitcoin Trust ETF (a)	10,962	544,263
iShares Ethereum Trust ETF (a)	2,107	47,260
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,381	1,288,323
iShares MBS ETF	11,439	1,089,221
iShares National Muni Bond ETF	39,960	4,280,116
iShares Preferred and Income Securities ETF	40,663	1,258,926
iShares TIPS Bond ETF (b)	19,159	2,105,766
State Street SPDR Bloomberg Convertible Securities ETF (b)	18,371	1,638,693
Vanguard Intermediate-Term Corporate Bond ETF	13,653	1,143,439
Vanguard Short-Term Corporate Bond ETF (b)	25,526	2,035,188
TOTAL EXCHANGE TRADED FUNDS (Cost $18,285,866)		18,989,040

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.8%
Realty Income Corp.	18,442	1,039,575
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,040,808)		1,039,575

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.67% (c)	515,990	515,990
TOTAL MONEY MARKET FUNDS (Cost $515,990)		515,990

TOTAL INVESTMENTS - 94.5% (Cost $96,311,412)		120,691,384
Other Assets in Excess of Liabilities - 5.5%		7,036,167
TOTAL NET ASSETS - 100.0%		$127,727,551

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security has been pledged as collateral for securities sold short. The fair value of securities committed as collateral as of December 31, 2025 is $18,019,188.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The accompanying notes are an integral part of these consolidated financial statements.	6

Consolidated Schedule of Securities Sold Short	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - (34.8)%	Shares	Value
Aerospace & Defense - (0.1)%
Leonardo DRS, Inc.	(2,923)	$(99,645)

Apparel - (0.3)%
Hermes International SCA	(142)	(353,891)

Banks - (0.3)%
ICICI Bank Ltd. - ADR	(10,730)	(319,754)

Beverages - (1.1)%
Brown-Forman Corp. - Class B	(14,363)	(374,300)
Constellation Brands, Inc. - Class A	(3,739)	(515,832)
Diageo PLC	(11,552)	(249,151)
Fomento Economico Mexicano SAB de CV - ADR	(2,051)	(207,295)
		(1,346,578)

Chemicals - (3.0)%
Air Products and Chemicals, Inc.	(3,174)	(784,041)
Balchem Corp.	(5,268)	(807,900)
Dow, Inc.	(14,892)	(348,175)
Linde PLC	(1,776)	(757,269)
LyondellBasell Industries NV - Class A	(9,712)	(420,530)
PPG Industries, Inc.	(5,295)	(542,526)
Sherwin-Williams Co.	(502)	(162,663)
		(3,823,104)

Commercial Services - (1.4)%
Automatic Data Processing, Inc.	(2,980)	(766,545)
Cintas Corp.	(2,998)	(563,834)
Verisk Analytics, Inc.	(2,291)	(512,474)
		(1,842,853)

Computers - (0.5)%
Accenture PLC - Class A	(2,185)	(586,235)

Cosmetics & Personal Care - (1.2)%
Colgate-Palmolive Co.	(9,566)	(755,905)
Procter & Gamble Co.	(5,857)	(839,367)
		(1,595,272)

Distribution & Wholesale - (0.8)%
Copart, Inc.	(16,441)	(643,665)
LKQ Corp.	(13,447)	(406,100)
		(1,049,765)

Diversified Financial Services - (0.4)%
Intercontinental Exchange, Inc.	(3,034)	(491,387)

Environmental Control - (1.8)%
Republic Services, Inc.	(2,725)	(577,509)
Waste Connections, Inc.	(5,055)	(886,445)
Waste Management, Inc.	(3,637)	(799,085)
		(2,263,039)

The accompanying notes are an integral part of these consolidated financial statements.	7

Consolidated Schedule of Securities Sold Short	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2025 (Unaudited)

Food - (4.0)%
Cal-Maine Foods, Inc.	(2,172)	(172,826)
Conagra Brands, Inc.	(28,617)	(495,360)
General Mills, Inc.	(12,278)	(570,927)
Hormel Foods Corp.	(15,360)	(364,032)
Ingredion, Inc.	(8,206)	(904,794)
Kraft Heinz Co.	(20,495)	(497,004)
Kroger Co.	(2,500)	(156,200)
McCormick & Co., Inc.	(11,124)	(757,656)
Mondelez International, Inc. - Class A	(11,798)	(635,086)
Nestle SA	(1,402)	(139,342)
Pilgrim’s Pride Corp.	(12,073)	(470,726)
		(5,163,953)

Healthcare - Products - (0.6)%
Stryker Corp.	(454)	(159,567)
Zimmer Biomet Holdings, Inc.	(6,392)	(574,769)
		(734,336)

Healthcare - Services - (0.5)%
Centene Corp.	(11,878)	(488,780)
Elevance Health, Inc.	(323)	(113,227)
		(602,007)

Household Products & Wares - (1.1)%
Church & Dwight Co., Inc.	(7,925)	(664,511)
Kimberly-Clark Corp.	(6,914)	(697,554)
		(1,362,065)

Insurance - (2.4)%
Aon PLC - Class A	(2,122)	(748,811)
Arthur J Gallagher & Co.	(2,395)	(619,802)
Marsh & McLennan Cos., Inc.	(4,078)	(756,551)
Progressive Corp.	(3,316)	(755,119)
Prudential Financial, Inc.	(2,134)	(240,886)
		(3,121,169)

Machinery - Diversified - (0.4)%
CNH Industrial NV	(58,200)	(536,604)

Media - (1.3)%
Comcast Corp. - Class A	(37,257)	(1,113,612)
Thomson Reuters Corp.	(4,534)	(597,989)
		(1,711,601)

Oil & Gas - (0.8)%
ConocoPhillips	(5,843)	(546,963)
Occidental Petroleum Corp.	(11,725)	(482,132)
		(1,029,095)

Oil & Gas Services - (0.0)% (a)
SLB Ltd.	(1,202)	(46,133)

Packaging & Containers - (1.5)%
AptarGroup, Inc.	(7,662)	(934,458)
Graphic Packaging Holding Co.	(27,820)	(418,969)

The accompanying notes are an integral part of these consolidated financial statements.	8

Consolidated Schedule of Securities Sold Short	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2025 (Unaudited)

Silgan Holdings, Inc.	(15,446)	(623,555)
		(1,976,982)

Pharmaceuticals - (1.5)%
Becton Dickinson & Co.	(2,412)	(468,097)
Novo Nordisk AS - ADR	(1,662)	(84,563)
Sanofi SA	(6,516)	(633,034)
Zoetis, Inc.	(5,731)	(721,074)
		(1,906,768)

Pipelines - (1.2)%
Cheniere Energy, Inc.	(3,833)	(745,097)
ONEOK, Inc.	(9,864)	(725,004)
		(1,470,101)

Retail - (1.9)%
Alimentation Couche-Tard, Inc.	(16,185)	(885,083)
Chipotle Mexican Grill, Inc.	(16,348)	(604,876)
Costco Wholesale Corp.	(940)	(810,600)
Home Depot Inc	(439)	(151,060)
		(2,451,619)

Software - (3.2)%
Adobe, Inc.	(1,775)	(621,232)
Dassault Systemes SE	(19,775)	(553,680)
Fidelity National Information Services, Inc.	(10,430)	(693,178)
Fiserv, Inc.	(7,009)	(470,794)
Paychex, Inc.	(5,727)	(642,455)
Paycom Software, Inc.	(3,169)	(505,012)
Roper Technologies, Inc.	(1,491)	(663,689)
		(4,150,040)

Telecommunications - (2.0)%
Motorola Solutions, Inc.	(4,050)	(1,552,446)
T-Mobile US, Inc.	(3,095)	(628,409)
Verizon Communications, Inc.	(8,772)	(357,283)
		(2,538,138)

Transportation - (1.5)%
Canadian National Railway Co.	(10,923)	(1,079,739)
Canadian Pacific Kansas City Ltd.	(7,359)	(541,843)
United Parcel Service, Inc. - Class B	(2,913)	(288,940)
		(1,910,522)
TOTAL COMMON STOCKS (Proceeds $49,771,510)		(44,482,656)

The accompanying notes are an integral part of these consolidated financial statements.	9

Consolidated Schedule of Securities Sold Short	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (2.0)%
Alexandria Real Estate Equities, Inc.	(6,992)	(342,188)
American Tower Corp.	(4,271)	(749,859)
Crown Castle, Inc.	(3,695)	(328,375)
Digital Realty Trust, Inc.	(983)	(152,080)
Equinix, Inc.	(233)	(178,515)
Invitation Homes, Inc.	(20,935)	(581,784)
Public Storage	(673)	(174,644)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $2,898,560)		(2,507,445)

TOTAL SECURITIES SOLD SHORT - (36.8)% (Proceeds $52,670,070)		$(46,990,101)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Represents less than (0.05)% of net assets.

The accompanying notes are an integral part of these consolidated financial statements.	10

Consolidated Schedule of Futures Contracts	Blueprint Chesapeake Multi-Asset Trend ETF
December 31, 2025 (Unaudited)

The Blueprint Chesapeake Multi-Asset Trend ETF & Blueprint-Chesapeake Cayman Subsidiary had the following futures contracts outstanding with StoneX Financial Inc.:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Long 10 Year Notes	27	03/20/2026	$3,105,422	$(36,175)
3 Month Canadian Overnight Repo Rate Average	93	06/15/2027	16,523,062	8,260
3 Month Canadian Overnight Repo Rate Average	102	12/14/2027	18,095,094	8,855
New Zealand 3 Month Treasury Bills	122	09/16/2026	69,692,091	13,168
3 Month Secured Overnight Financing Rate	81	12/19/2028	19,554,413	(5,408)
3 Month Swiss Average Overnight Rate	5	12/14/2027	1,574,787	139
3 Month Tokyo Overnight Average Rate	177	06/16/2026	28,007,544	(17,129)
Arabica Coffee (a)	3	03/19/2026	392,344	(50,753)
Brent Crude Oil (a)	6	01/30/2026	365,100	(4,583)
Copper (a)	2	03/27/2026	284,100	29,466
Corn (a)	156	03/16/2026	953,252	(315)
Crude Palm Oil (a)	9	03/13/2026	224,556	2,452
Crude Soybean Oil (a)	14	03/13/2026	407,904	(28,380)
Euro STOXX 50 Dividend Index	98	12/18/2026	1,892,185	52,492
Euro STOXX 50 Dividend Index	85	12/17/2027	1,684,107	121,340
Euro STOXX Select Dividend 30 Index	99	03/20/2026	2,562,029	29,071
Euro-BTP Italian Government Bonds	14	03/06/2026	1,976,041	(3,500)
Feeder Cattle (a)	10	03/26/2026	1,726,625	29,849
Gold (a)	5	02/25/2026	2,170,550	82,527
iBoxx iShares $ Investment Grade Corporate Bond Index	12	03/02/2026	1,761,540	(10,549)
iBoxx iShares $ High Yield Corporate Bond Index	27	03/02/2026	4,868,505	6,775
3 Month Sterling Overnight Index Average Rate	62	12/19/2028	20,088,269	11,231
European Climate Exchange Emissions (a)	8	12/14/2026	820,896	7,890
International Arabica Coffee (a)	13	03/23/2026	552,695	(40,095)
Live Cattle (a)	19	02/27/2026	1,760,160	74,763
London Metal Exchange - Aluminum(a)	20	03/18/2026	1,497,235	48,899
London Metal Exchange - Copper(a)	6	03/18/2026	1,866,075	178,603
London Metal Exchange - Nickel(a)	7	03/18/2026	698,835	(3,525)
London Metal Exchange - Tin(a)	5	03/18/2026	1,015,025	56,757
London Metal Exchange - Zinc(a)	11	03/18/2026	857,703	29,884
Long Gilt	11	03/27/2026	1,351,864	2,476
Low Sulphur Gas Oil (a)	7	02/12/2026	434,000	3,473
NY Harbor Ultra-Low Sulfur Diesel (a)	5	01/30/2026	445,515	334
Palladium (a)	3	03/27/2026	495,420	65,316
Platinum (a)	10	04/28/2026	1,022,100	(45,246)
S&P 500 Annual Dividend Index	356	12/18/2026	7,235,700	96,116
S&P 500 Annual Dividend Index	293	12/17/2027	5,962,550	71,600
SGX TSI Iron Ore (a)	79	02/27/2026	830,369	(3,081)
Euro-BTP Italian Government Short Bonds	13	03/06/2026	1,638,703	(1,189)
Silver (a)	4	03/27/2026	1,412,060	379,441
Soybeans (a)	21	03/13/2026	1,099,875	(18,746)
Canadian 2 Year Government Bonds	147	03/20/2026	11,325,140	1,502
U.S. Treasury 3 Year Notes	36	03/31/2026	7,676,156	(23,476)
U.S. Treasury 5 Year Notes	50	03/31/2026	5,465,234	(31,434)
U.S. Treasury 10 Year Notes	29	03/20/2026	3,260,687	(33,188)
U.K. Emissions Trading Registry Allowance (a)	6	12/14/2026	541,273	68,793
				$1,124,700

The accompanying notes are an integral part of these consolidated financial statements.	11

Consolidated Schedule of Futures Contracts	Blueprint Chesapeake Multi-Asset Trend ETF
December 31, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	(62)	09/13/2027	$17,783,513	$(7,313)
3 Month Euribor	(25)	09/18/2028	7,152,054	(2,653)
3 Month Secured Overnight Financing Rate	(31)	12/14/2027	7,502,388	1,030
3 Month Swiss Average Overnight Rate	(1)	06/15/2027	315,368	(67)
30 Day Federal Funds Rate	(33)	05/29/2026	13,278,062	2,825
Australian Government 10 Year Bonds	(37)	03/16/2026	2,701,345	3,356
Australian Government 3 Year Bonds	(101)	03/16/2026	7,071,634	1,564
Australian 90 Day Bank Bills	(141)	03/11/2027	93,075,565	(2,794)
Australian 90 Day Bank Bills	(126)	09/09/2027	83,165,789	(6,555)
Canadian Canola Oil (a)	(52)	03/13/2026	457,046	12,837
Milk (a)	(18)	03/03/2026	561,600	(913)
Corn No. 2 Yellow (a)	(28)	03/13/2026	616,350	(3,644)
Cotton No.2 (a)	(20)	03/09/2026	642,700	5,098
Euro-Buxl 30 Year	(8)	03/06/2026	1,034,646	13,879
Euro-Bobl	(39)	03/06/2026	5,320,555	960
Euro-Bund	(20)	03/06/2026	2,996,500	19,429
Euro-Schatz	(82)	03/06/2026	10,284,429	9,355
European Rapeseed (a)	(21)	01/30/2026	558,937	2,698
Euro-OAT	(22)	03/06/2026	3,115,801	6,386
Hard Red Winter Wheat (a)	(14)	03/13/2026	360,325	19,528
3 Month Sterling Overnight Index Average Rate	(21)	12/14/2027	6,817,861	(4,317)
International Live Cattle (a)	(67)	01/30/2026	1,266,339	15,099
Japanese 10 Year Government Bonds	(7)	03/13/2026	5,913,235	52,221
Lean Hogs (a)	(5)	02/13/2026	170,200	(12,226)
London Metal Exchange - Lead(a)	(15)	03/18/2026	752,884	10,091
London Metal Exchange - Nickel(a)	(6)	03/18/2026	599,001	(61,079)
Lumber (a)	(36)	03/13/2026	570,240	(3,097)
MIAX Hard Red Spring Wheat (a)	(13)	03/13/2026	373,100	5,625
Milling Wheat No. 2 (a)	(62)	03/10/2026	690,843	12,470
Oats(a)	(54)	03/13/2026	816,750	14,135
Rough Rice (a)	(40)	03/13/2026	794,000	16,178
Soybean Meal (a)	(3)	03/13/2026	89,820	7,995
Soybeans (a)	(21)	03/24/2026	848,618	81,330
Sugar No. 11 (a)	(44)	02/27/2026	739,693	53,983
U.S. Treasury 2 Year Notes	(17)	03/31/2026	3,549,414	3,921
U.S. Treasury Long Bonds	(11)	03/20/2026	1,271,531	23,419
U.S. Treasury Ultra Long Bonds	(5)	03/20/2026	590,000	16,230
Wheat (a)	(24)	03/13/2026	608,400	54,476
Wheat (a)	(238)	03/24/2026	4,301,811	(51,263)
White Maize (a)	(33)	03/24/2026	703,814	45,659
White Sugar (a)	(29)	02/13/2026	619,875	(31,051)
Yellow Maize (a)	(32)	03/24/2026	668,775	38,349
				$363,154
Net Unrealized Appreciation (Depreciation)				$1,487,854

(a)       All or a portion of the investment is a holding of the Blueprint-Chesapeake Cayman Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.	12

Consolidated Schedule of Forward Currency Contracts	Blueprint Chesapeake Multi-Asset Trend ETF
December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	01/21/2026	AUD	4,121,000	CAD	3,780,498	$(12,237)
StoneX Financial, Inc.	01/21/2026	AUD	1,057,426	GBP	527,000	(3,586)
StoneX Financial, Inc.	01/21/2026	AUD	3,313,000	JPY	342,832,951	18,140
StoneX Financial, Inc.	01/21/2026	AUD	6,912,000	NZD	7,927,097	47,209
StoneX Financial, Inc.	03/18/2026	AUD	3,121,000	USD	2,089,134	(7,772)
StoneX Financial, Inc.	03/18/2026	BRL	6,660,000	USD	1,196,060	(2,594)
StoneX Financial, Inc.	01/21/2026	CAD	2,304,000	JPY	259,972,877	20,709
StoneX Financial, Inc.	01/21/2026	CAD	2,965,069	NZD	3,709,000	30,406
StoneX Financial, Inc.	03/18/2026	CAD	1,360,000	USD	992,737	2,704
StoneX Financial, Inc.	01/21/2026	CHF	1,066,896	AUD	2,012,000	7,946
StoneX Financial, Inc.	01/21/2026	CHF	1,010,142	CAD	1,747,000	2,284
StoneX Financial, Inc.	01/21/2026	CHF	1,784,000	CNH	15,753,723	(2,928)
StoneX Financial, Inc.	01/21/2026	CHF	1,405,374	EUR	1,508,000	5,182
StoneX Financial, Inc.	01/21/2026	CHF	1,055,972	GBP	992,000	1,749
StoneX Financial, Inc.	01/21/2026	CHF	1,884,000	JPY	367,405,133	35,123
StoneX Financial, Inc.	01/21/2026	CHF	892,000	NOK	11,328,140	5,363
StoneX Financial, Inc.	03/18/2026	CHF	1,056,000	USD	1,329,952	13,957
StoneX Financial, Inc.	03/18/2026	CLP	1,659,640,000	USD	1,803,325	40,227
StoneX Financial, Inc.	01/21/2026	CNH	4,183,071	AUD	894,000	3,860
StoneX Financial, Inc.	01/21/2026	CNH	20,525,000	CAD	4,022,318	7,236
StoneX Financial, Inc.	01/21/2026	CNH	4,842,545	GBP	515,000	2,027
StoneX Financial, Inc.	01/21/2026	CNH	13,687,000	JPY	302,536,599	29,687
StoneX Financial, Inc.	03/18/2026	CNH	52,604,000	USD	7,490,033	81,184
StoneX Financial, Inc.	01/21/2026	COP	6,133,001,000	USD	1,586,749	17,830
StoneX Financial, Inc.	01/21/2026	CZK	104,235,315	EUR	4,294,000	18,004
StoneX Financial, Inc.	03/18/2026	CZK	30,644,000	USD	1,475,724	14,948
StoneX Financial, Inc.	01/21/2026	DKK	8,932,000	USD	1,397,860	8,436
StoneX Financial, Inc.	01/21/2026	EUR	2,252,000	AUD	3,961,291	5,633
StoneX Financial, Inc.	01/21/2026	EUR	2,233,000	CAD	3,601,232	(4,549)
StoneX Financial, Inc.	01/21/2026	EUR	2,131,151	CNH	17,556,000	(13,088)
StoneX Financial, Inc.	01/21/2026	EUR	1,986,000	GBP	1,739,743	(5,138)
StoneX Financial, Inc.	01/21/2026	EUR	2,082,000	JPY	378,667,956	27,221
StoneX Financial, Inc.	01/21/2026	EUR	972,000	NOK	11,511,564	1,361
StoneX Financial, Inc.	03/18/2026	EUR	1,388,000	USD	1,624,795	11,279
StoneX Financial, Inc.	01/21/2026	EUR	31,000	ZAR	617,168	(745)
StoneX Financial, Inc.	01/21/2026	GBP	813,000	CAD	1,497,496	(40)
StoneX Financial, Inc.	01/21/2026	GBP	921,000	JPY	191,393,940	15,349
StoneX Financial, Inc.	03/18/2026	GBP	1,055,000	USD	1,406,907	11,832
StoneX Financial, Inc.	01/21/2026	HUF	1,369,817,440	EUR	3,558,000	967
StoneX Financial, Inc.	03/18/2026	HUF	436,676,000	USD	1,320,056	8,787
StoneX Financial, Inc.	03/18/2026	ILS	6,272,000	USD	1,940,594	27,920
StoneX Financial, Inc.	03/18/2026	MXN	38,393,000	USD	2,091,422	27,684
StoneX Financial, Inc.	01/21/2026	NOK	21,336,432	GBP	1,579,000	(8,272)
StoneX Financial, Inc.	01/21/2026	NOK	18,047,000	JPY	277,416,533	16,085
StoneX Financial, Inc.	03/18/2026	NOK	11,952,000	USD	1,178,163	6,447
StoneX Financial, Inc.	01/21/2026	NZD	2,620,000	JPY	236,538,735	(3,966)
StoneX Financial, Inc.	01/21/2026	PLN	10,953,000	EUR	2,586,912	4,824
StoneX Financial, Inc.	03/18/2026	PLN	3,812,000	USD	1,050,526	9,340
StoneX Financial, Inc.	01/21/2026	SEK	6,062,729	CHF	522,000	(2,027)
StoneX Financial, Inc.	01/21/2026	SEK	34,710,217	EUR	3,204,000	2,682
StoneX Financial, Inc.	01/21/2026	SEK	17,123,347	GBP	1,384,000	(1,936)
StoneX Financial, Inc.	01/21/2026	SEK	15,367,000	JPY	257,856,748	20,582
StoneX Financial, Inc.	01/21/2026	SEK	13,020,063	NOK	14,225,000	3,547
StoneX Financial, Inc.	03/18/2026	SEK	10,700,000	USD	1,154,990	10,414

The accompanying notes are an integral part of these consolidated financial statements.	13

Consolidated Schedule of Forward Currency Contracts	Blueprint Chesapeake Multi-Asset Trend ETF
December 31, 2025 (Unaudited)

StoneX Financial, Inc.	01/21/2026	SGD	1,567,849	CNH	8,573,000	(8,940)
StoneX Financial, Inc.	03/18/2026	THB	55,280,000	USD	1,744,434	20,305
StoneX Financial, Inc.	01/21/2026	TWD	33,952,000	USD	1,091,384	(9,209)
StoneX Financial, Inc.	03/18/2026	USD	2,897,330	CAD	4,000,000	(30,440)
StoneX Financial, Inc.	01/21/2026	USD	3,280,966	IDR	54,960,000,000	(14,281)
StoneX Financial, Inc.	03/18/2026	USD	3,202,236	INR	291,000,000	(16,527)
StoneX Financial, Inc.	03/18/2026	USD	1,050,390	JPY	162,991,000	3,587
StoneX Financial, Inc.	03/18/2026	USD	1,506,037	KRW	2,209,279,000	(32,272)
StoneX Financial, Inc.	03/18/2026	USD	1,299,046	NZD	2,240,000	7,165
StoneX Financial, Inc.	01/21/2026	USD	2,336,572	PHP	138,979,000	(23,957)
StoneX Financial, Inc.	03/18/2026	USD	1,368,050	SGD	1,762,000	(9,011)
StoneX Financial, Inc.	01/21/2026	ZAR	20,981,958	EUR	1,066,000	11,126
StoneX Financial, Inc.	03/18/2026	ZAR	28,370,000	USD	1,660,031	42,658
Net Unrealized Appreciation (Depreciation)						$497,491

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

COP - Colombian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these consolidated financial statements.	14

Consolidated Statement of Assets and Liabilities	Blueprint Chesapeake Multi-Asset Trend ETF
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$120,691,384
Deposit at broker for securities sold short	41,897,086
Deposit at broker for open forward currency contracts	5,608,351
Deposit at broker for futures contracts	4,237,330
Unrealized appreciation on futures contracts	2,031,598
Receivable for open forward currency contracts	711,006
Receivable for investments sold	153,719
Dividends receivable	94,768
Dividend tax reclaims receivable	8,054
Cash	312,843
Prepaid expenses and other assets	53
Total assets	175,746,192

LIABILITIES:
Securities sold short, at value	46,990,101
Payable for open forward currency contracts	213,515
Unrealized depreciation on futures contracts	543,744
Payable to Adviser (Note 4)	107,386
Payable for investments purchased	86
Interest payable	96,702
Dividends payable	66,879
Payable to custodian for foreign currency, at value	228
Total liabilities	48,018,641
NET ASSETS	$127,727,551

NET ASSETS CONSISTS OF:
Paid-in capital	$123,740,593
Total distributable earnings	3,986,958
Total net assets	$127,727,551

Net assets	$127,727,551
Shares issued and outstanding (a)	4,975,000
Net asset value per share	$25.67

COST:
Investments, at cost	$96,311,412
Payable to custodian for foreign currency, at cost	(86)

PROCEEDS:
Securities sold short proceeds	$52,670,070

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these consolidated financial statements.	15

Consolidated Statement of Operations	Blueprint Chesapeake Multi-Asset Trend ETF
For the Six-Months Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,160,558
Less: issuance fees	(2,037)
Less: dividend withholding taxes	(31,292)
Interest income	121,563
Total investment income	1,248,792

EXPENSES:
Investment advisory fee (Note 4)	609,575
Dividend expense	475,028
Interest expense	370,205
Total expenses	1,454,808
NET INVESTMENT LOSS	(206,016)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(688,687)
Securities sold short	(921,705)
Futures contracts	1,192,470
Forward currency contracts	1,309,888
Foreign currency translation	(64,167)
Net realized gain (loss)	827,799
Net change in unrealized appreciation (depreciation) on:
Investments	10,077,027
Securities sold short	1,082,169
Future contracts	1,632,504
Forward currency contracts	(135,766)
Foreign currency translation	127,035
Net change in unrealized appreciation (depreciation)	12,782,969
Net realized and unrealized gain (loss)	13,610,768
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,404,752

The accompanying notes are an integral part of these consolidated financial statements.	16

Consolidated Statement of Changes in Net Assets	Blueprint Chesapeake Multi-Asset Trend ETF

	Six-Months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$(206,016)	$2,216,897
Net realized gain (loss)	827,799	(25,766,761)
Net change in unrealized appreciation (depreciation)	12,782,969	13,438,166
Net increase (decrease) in net assets from operations	13,404,752	(10,111,698)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,337,360)
Total distributions to shareholders	—	(1,337,360)

CAPITAL TRANSACTIONS:
Shares sold	—	38,882,373
Shares redeemed	(1,800,018)	(24,542,810)
Net increase (decrease) in net assets from capital transactions	(1,800,018)	14,339,563

NET INCREASE (DECREASE) IN NET ASSETS	11,604,734	2,890,505

NET ASSETS:
Beginning of the period	116,122,817	113,232,312
End of the period	$127,727,551	$116,122,817

SHARES TRANSACTIONS
Shares sold	—	1,575,000
Shares redeemed	(75,000)	(1,025,000)
Total increase (decrease) in shares outstanding	(75,000)	550,000

The accompanying notes are an integral part of these consolidated financial statements.	17

Consolidated Financial Highlights	Blueprint Chesapeake Multi-Asset Trend ETF
For a share outstanding throughout the periods presented

	Six-Months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025		Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.99	$25.16		$25.00

INVESTMENT OPERATIONS:
Net investment income (loss) (b)	(0.04)	0.41		0.57
Net realized and unrealized gain (loss) on investments (c)	2.72	(2.35)		(0.17)
Total from investment operations	2.68	(1.94)		0.40

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.23)		(0.24)
Total distributions	—	(0.23)		(0.24)
Net asset value, end of period	$25.67	$22.99		$25.16

TOTAL RETURN (d)	11.65%	-7.78	%(h)	1.65	%(i)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$127,728	$116,123		$113,232
Ratio of expenses to average net assets (e)(f)	2.36%	1.92%		2.01%
Ratio of dividend and interest expenses to average net assets (e)(f)	1.33%	0.93%		1.02%
Ratio of operational expenses to average net assets excluding dividend and interest expenses (e)(f)	1.03%	0.99%		0.99%
Ratio of net investment income (loss) to average net assets (f)	(0.33)%	1.71%		2.35%
Portfolio turnover rate (d)(g)	35%	119%		89%

(a)	Inception date of the Fund was July 11, 2023.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods of less than one year.

(e)	Ratio does not include the expenses of the underlying funds in which the Fund invests.

(f)	Annualized for periods of less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

(h)	As a result of trade errors, the Fund experienced a loss totaling $22,981 for the period ended June 30, 2025, all of which was reimbursed by the Adviser (defined in Note 1). Total return would have been lower by 0.00%.

(i)	As a result of trade errors, the Fund experienced a loss totaling $14,551 for the year ended June 30, 2024, all of which was reimbursed by the Adviser (defined in Note 1). Total return would have been lower by 0.00%.

The accompanying notes are an integral part of these consolidated financial statements.	18

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

 NOTE 1 – ORGANIZATION

The Blueprint Chesapeake Multi-Asset Trend ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. Blueprint Fund Management, LLC (“Blueprint” or a “Sub-Adviser”) and Chesapeake Capital Corporation (“Chesapeake” or a “Sub-Adviser”) (collectively the “Sub-Advisers”), serve as investment sub-advisers to the Fund. Chesapeake also serves as future trading advisor to Blueprint-Chesapeake Cayman Subsidiary (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company, pursuant to a futures trading agreement among the Adviser, Chesapeake and the Subsidiary (the “Subsidiary Trading Agreement”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on July 11, 2023.

The investment objective of the Fund is to preserve capital and generate long-term capital appreciation.

 NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, including Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions, respectively. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Futures contracts and forward currency contacts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the 30-, 60-, 90- and 180- day forward rates provided by an independent source.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

19

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$100,146,779	$—	$—	$100,146,779
Exchange Traded Funds	18,989,040	—	—	18,989,040
Real Estate Investment Trusts - Common	1,039,575	—	—	1,039,575
Money Market Funds	515,990	—	—	515,990
Total Investments	$120,691,384	$—	$—	$120,691,384

Other Financial Instruments: (b)
Forward Currency Contracts	$—	$711,006	$—	$711,006
Futures Contracts	2,031,598	—	—	2,031,598
Total Other Financial Instruments	$2,031,598	$711,006	$—	$2,742,604

Liabilities:
Investments:
Common Stocks(a)	$(44,482,656)	$—	$—	$(44,482,656)
Real Estate Investment Trusts - Common	(2,507,445)	—	—	(2,507,445)
Total Investments	$(46,990,101)	$—	$—	$(46,990,101)

Other Financial Instruments: (b)
Forward Currency Contracts	$—	$(213,515)	$—	$(213,515)
Futures Contracts	(543,744)	—	—	(543,744)
Total Other Financial Instruments	$(543,744)	$(213,515)	$—	$(757,259)

(a)	See Consolidated Schedules of Investments and Securities Sold Short for the industry breakout.

(b)	Other Financial Instruments are derivative instruments which are presented at the net unrealized appreciation(depreciation) on the investment as shown on the Consolidated Schedules of Futures Contracts and Forward Currency Contracts.

20

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

B.	Derivative Instruments. The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts and forward currency contracts (both a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for open futures contracts and forward currency contracts is based on the monthly notional amounts. The notional amount for open futures contracts and forward currency contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. For the six-months ended December 31, 2025, the average monthly notional value of futures contracts and forward currency contracts was $486,104,832 and $213,498,570, respectively.

The following tables show the effects of derivative instruments on the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of December 31, 2025:

	Asset Derivatives		Liability Derivatives
Derivative Instrument	Consolidated Statement of Assets and Liabilities	Fair Value	Consolidated Statement of Assets and Liabilities	Fair Value
Futures Contracts	Unrealized appreciation on futures contracts		Unrealized depreciation on futures contracts
Commodities Risk		$596,691		$183,043
Equities Risk		925,553		10,549
Foreign Exchange Currencies Risk		—		—
Interest Rate Risk		509,354		350,152
Total Futures Contracts		$2,031,598		$543,744

Forward Currency Contracts	Receivable for open forward currency contracts		Payable for open forward currency contracts
Foreign Exchange Currencies Risk		$711,006		$213,515
Totals		$2,742,604		$757,259

21

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the six-months ended December 31, 2025:

Derivative Instrument	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Futures Contracts	Net realized and net change in unrealized gain (loss) on futures contracts
Commodities Risk		$980,388	$393,036
Equities Risk		5,764	574,063
Foreign Exchange Currencies Risk		—	—
Interest Rate Risk		206,318	665,405
Total Futures Contracts		$1,192,470	$1,632,504

Forward Currency Contracts	Net realized and net change in unrealized gain (loss) on forward currency contracts
Foreign Exchange Currencies Risk		$1,309,888	$(135,766)
Totals		$2,502,358	$1,496,738

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

22

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

As of December 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

F.	Futures Contracts. The Fund may purchase or sell futures contracts to gain long or short exposure to equities, fixed income, currencies, and commodities. The purchase or sale of futures contracts may be more efficient or cost-effective than buying or selling the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. London Metal Exchange futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The account is marked-to market daily and the variation margin is monitored by the Adviser and U.S. Bank N.A. (the “Custodian”) on a daily basis. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Fund had futures contracts activity during the six-months ended December 31, 2025. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with StoneX Financial, Inc. acting as the futures commission merchant.

23

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

G.	Forward Currency Contracts. The Fund may purchase forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate (e.g., 30-, 60-, or 90-days). The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. The Fund had forward currency contracts activity during the six-months ended December 31, 2025. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The forward currency contracts held by the Fund are traded with StoneX Financial, Inc. acting as the forward contracts commission merchant.

H.	Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will generally invest in futures contracts and other derivative instruments that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary are consolidated with the Fund’s financial statements. The Fund had $3,360,525 or 2.6% of its net assets invested in the Subsidiary as of December 31, 2025.

I.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

J.	Deposits at Brokers. Deposits at brokers for futures contracts, forward currency contracts, and securities sold short represent amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and cash equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

K.	Short Sales. The Fund may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the borrowed security by purchasing it subsequently at prevailing market prices, which may be higher than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue on the borrowed security during the period of the loan. In addition, the Fund may be required to pay a premium or other fee to borrow the security. The Fund’s potential loss on a short sale is theoretically unlimited.

L.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

M.	Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

N.	Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) or the New York Stock Exchange is closed for trading.

24

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

O.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

P.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

 NOTE 3 – PRINCIPAL INVESTMENT RISKS

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

●	Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

●	Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

●	Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

●	Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

25

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

 NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also serves as adviser to the Subsidiary pursuant to the advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.99%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by the Fund except for interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, any other non-routine or extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the six-months ended December 31, 2025 are disclosed in the Consolidated Statement of Operations.

The Sub-Advisers serve as investment sub-advisers to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Advisers with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreements, the Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Advisers are paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Advisers have agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay to the Sub-Advisers the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub -Advisers include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser.

Pursuant to the Subsidiary Trading Agreement, Chesapeake serves as the Futures Trading Advisor to the Subsidiary and is also responsible for the day-to-day management of the Subsidiary’s commodities portfolio, and the Fund’s equity portfolio, including making recommendations about investments to be purchased and sold by the Fund and the Subsidiary, subject to the supervision of the Adviser and the Board. Chesapeake is not paid an additional fee under the Subsidiary Trading Agreement.

Tidal serves as the Fund’s administrator and, in that capacity, performs various administrative, compliance and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.

26

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

 NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker. The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

 NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended December 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, securities sold short, U.S. government securities, in-kind transactions and purchases and sales of the Subsidiary, were $57,694,796 and $39,142,228, respectively.

For the six-months ended December 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended December 31, 2025, there were no in-kind transactions associated with creations or redemptions for the Fund.

 NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended December 31, 2025 (estimated) and the prior fiscal year ended June 30, 2025, were as follows:

Distributions paid from:	December 31, 2025	June 30, 2025
Ordinary Income	$—	$1,337,360

27

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

As of the prior fiscal year ended June 30, 2025, the components of distributable earnings on a tax basis were as follows:

Investments, at cost(a)	$90,241,966
Gross tax unrealized appreciation	21,324,637
Gross tax unrealized depreciation	(3,097,711)
Net tax unrealized appreciation (depreciation)	18,226,926
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Total accumulated losses	—
Other accumulated gain (loss)	(27,644,720)
Total distributable earnings (accumulated losses)	$(9,417,794)

(a)	Investments, at cost includes long & short investments, futures, and forward currency contracts. The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, mark-to-market treatment of futures and open forward currency contracts.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year.

As of the prior fiscal year ended June 30, 2025, the Fund had not elected to defer any post-October losses and elected to defer $2,311,215 of late-year losses.

As of the prior fiscal year ended June 30, 2025, the Fund had long-term and short-term capital loss carryovers of $1,943,001 and $23,388,784, respectively, which do not expire.

 NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash purchases, non-standard orders or partial cash purchases of Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

28

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

 NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

 NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

29

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Blueprint Chesapeake Multi-Asset Trend ETF;
●	the Advisory Agreement between the Advisor and Blueprint Chesapeake Cayman Subsidiary on behalf of the Blueprint Chesapeake Multi-Asset Trend ETF;
●	a Sub-Advisory Agreement between the Adviser and Blueprint Fund Management (“Blueprint”) with respect to the Blueprint Chesapeake ETF;
●	a Sub-Advisory Agreement between the Adviser and Chesapeake Capital Corporation (“Chesapeake”) with respect to the Blueprint Chesapeake ETF;
●	a Futures Trading Advisory Agreement between the Adviser and Chesapeake with respect to the Blueprint Chesapeake ETF;
●	a Subsidiary Futures Trading Advisory Agreement between the Adviser and Chesapeake with respect to the Blueprint Chesapeake Cayman Subsidiary;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of the Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that the Fund may have specialized strategies that have specific targeted goals or may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it wasn’t difficult to fairly benchmark performance against peers and also took into account that the Fund may have had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that the Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed the Fund’s performance on a case-by-case basis. The Board also took into account that the Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing if the Fund is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of the Fund’s performance track record as of May 30, 2025, is provided below:

For Blueprint Chesapeake ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Fund being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to the Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Blueprint Chesapeake ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the Fund may have been profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Fund.

The Board also reviewed the sub-advisory fee paid to each Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services each Sub-Adviser provides as investment sub-adviser to the Sub-advised Fund, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that the Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for the Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as the Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to each Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub- Adviser.. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of each Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	March 6, 2026

By (Signature and Title)*	s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 6, 2026

*   Print the name and title of each signing officer under his or her signature.